STOCKHOLDERS' EQUITY (DEFICIT) - Additional Information (Details)		9 Months Ended	12 Months Ended
	Sep. 02, 2021 USD ($) shares	Sep. 30, 2021 vote $ / shares shares	Dec. 31, 2020 vote $ / shares shares	Aug. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2021 shares	Dec. 31, 2019 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized (in shares)		30,000,000,000	30,000,000,000		20,000,000,000	20,000,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares outstanding (in shares)		19,678,916,809	18,102,583,473			4,759,161,650
Common Stock Number Of Votes Per Share | vote		1	1
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common Stock Purchase Agreement | Private Placement | BD1 Investment Holding LLC
Class Of Stock [Line Items]
Stock purchase agreement, authorized shares				666,666,672
Sale of shares, fixed price per share | $ / shares				$ 0.015
Stock purchase agreement, authorized amount | $				$ 10,000,000
Stock purchase agreement, description		The first tranche of 333,333,336 shares for $5,000,000 closed on September 2, 2021 and the second tranche will close on or before October 31, 2021 (if the Company has authorized but unissued common stock sufficient to issue all of the second tranche shares) or within five business days after the effective date when the Company has sufficient unissued common stock.
First Tranche Close on September 2, 2021 | Private Placement | BD1 Investment Holding LLC
Class Of Stock [Line Items]
Stock purchased under purchase agreement, shares	333,333,336
Stock purchased under purchase agreement, value | $	$ 5,000,000
Previously Reported
Class Of Stock [Line Items]
Common stock, shares authorized (in shares)			20,000,000,000